Schedule of Investments - Virtus Duff & Phelps Clean Energy ETF

April 30, 2023 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 96.1%
Consumer Staples - 0.5%
Darling Ingredients, Inc.*	284	$16,918
Energy - 1.4%
EnLink Midstream LLC*	2,338	22,936
Green Plains, Inc.*	690	23,577
Total Energy		46,513
Industrials - 19.3%
Array Technologies, Inc.*	2,440	49,898
Bloom Energy Corp. Class A*	1,990	33,133
Chart Industries, Inc.*	260	34,606
Fluence Energy, Inc.*	821	14,827
Plug Power, Inc.*	10,338	93,352
Prysmian SpA (Italy)	1,398	57,105
Shoals Technologies Group, Inc. Class A*	2,240	46,794
Sunrun, Inc.*	3,216	67,665
Vestas Wind Systems A/S (Denmark)*	5,247	144,631
Xinjiang Goldwind Science & Technology Co., Ltd. Class H (China)	38,800	31,733
Xylem, Inc.	396	41,121
Total Industrials		614,865
Information Technology - 28.0%†
Canadian Solar, Inc. (Canada)*	785	29,375
Enphase Energy, Inc.*	1,385	227,417
First Solar, Inc.*	1,360	248,309
JA Solar Technology Co., Ltd. Class A (China)	8,820	51,419
JinkoSolar Holding Co., Ltd. (China)*(1)	784	38,894
LONGi Green Energy Technology Co., Ltd. Class A (China)	7,000	35,231
SolarEdge Technologies, Inc.*	866	247,356
Xinyi Solar Holdings Ltd. (China)	16,000	17,101
Total Information Technology		895,102
Materials - 0.7%
MP Materials Corp.*	993	21,518
Utilities - 46.2%†
AES Corp. (The)	2,153	50,940
Alliant Energy Corp.	1,280	70,579
Atlantica Sustainable Infrastructure PLC (Spain)	849	22,600
China Gas Holdings Ltd. (China)	18,800	24,094
China Longyuan Power Group Corp. Ltd. Class H (China)	41,000	42,830
Clearway Energy, Inc. Class C	2,685	81,544
Consolidated Edison, Inc.	1,060	104,378
Constellation Energy Corp.	779	60,295
Dominion Energy, Inc.	850	48,569
EDP - Energias de Portugal SA (Portugal)	25,892	142,653
EDP - Energias do Brasil SA (Brazil)	11,300	50,974
EDP Renovaveis SA (Spain)*	2,425	53,870
Encavis AG (Germany)	2,751	47,516
Fortum OYJ (Finland)	4,910	73,202
Iberdrola SA (Spain)	15,422	200,184
NextEra Energy, Inc.	1,070	81,994
Orsted AS (Denmark)(2)	1,690	151,549
Security Description	Shares	Value
COMMON STOCKS (continued)
Utilities (continued)
RWE AG (Germany)*	998	$46,792
SSE PLC (United Kingdom)	1,581	36,510
Verbund AG (Austria)	370	32,983
Xcel Energy, Inc.	715	49,986
Total Utilities		1,474,042

TOTAL INVESTMENTS - 96.1%
(Cost $3,176,037)		3,068,958
Other Assets in Excess of Liabilities - 3.9%		123,985
Net Assets - 100.0%		$3,192,943

*	Non-income producing security.
†	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund's total assets at the time of investment.
(1)	American Depositary Receipts.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2023, the aggregate value of these securities was $151,549, or 4.7% of net assets.

Schedule of Investments - Virtus Duff & Phelps Clean Energy ETF (continued)

April 30, 2023 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$3,068,958	$—	$—	$3,068,958
Total	$3,068,958	$—	$—	$3,068,958